CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 361	$ 427	$ 307	$ 691
Other comprehensive income (loss), net of tax
Unrealized income (loss) on cash flow hedges	(8)	10	57	(17)
Changes in retirement plans’ funded status	(7)	(8)	(27)	(14)
Foreign currency translation	(49)	(8)	(476)	77
Share of other comprehensive income (loss) of entities using the equity method	5	1	(14)	(2)
Other comprehensive income (loss), net of tax	(59)	(5)	(460)	44
Comprehensive income (loss)	302	422	(153)	735
Less: Comprehensive income attributable to noncontrolling interests	11	11	21	19
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ 291	$ 411	$ (174)	$ 716